DEBT FINANCING ARRANGEMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt financing arrangements
	2019	2018
Business loans and advances, net of discounts (1)	$1,122,118	$615,692
Convertible notes payable, net of discounts (2)	1,704,029	15,000
Factoring agreement (3)	412,111	101,244
Debt – third party	$3,238,258	$731,936

Line of credit, related party secured by assets (4)	$3,043,390	$3,043,390
Debt– other related party, net of discounts (5)	5,950,000	5,912,898
Convertible debt – related party (2)	927,381	801,888
Shareholder debt (6)	534,986	181,694
Debt – related party	$10,455,757	$9,939,870

Total financing arrangements	$13,694,015	10,671,806

Less current liabilities:
Business loans, advances and agreements	$(1,534,229)	$(716,936)
Convertible notes payable, net of discount	(1,704,029)	(10,000)
Notes payable – related parties, net of discount	(9,528,376)	(9,137,982)
Convertible notes payable – related party	(388,881)	(202,688)
	$(13,155,515)	$(10,067,606)
Total non-current liabilities	$538,500	$604,200

	2018	2017
Business loans and advances (1)	$615,692	114,016
Convertible debt (2)	15,000	5,000
Factoring agreement (3)	101,244	78,909
Debt – third party	$731,936	197,925

Line of credit, related party secured by assets (4)	$3,043,390	3,043,390
Debt– other related party, net of discounts (5)	5,912,898	4,350,000
Convertible debt – related party (2)	801,888	312,000
Shareholder debt (6)	181,694	164,200
Debt – related party	$9,939,870	7,869,590

Total financing arrangements	$10,671,806	8,067,515

Less current portion:
Debt – third party	$(716,936)	(195,106)
- third party, convertible	(10,000)	—
Debt – related party, net of discount	(9,137,982)	(7,557,590)
– related party, convertible	(202,688)	(250,000)
	(10,067,606)	(8,002,696)
Total long term debt	$604,200	64,819

(1)	The terms of $40,000 of this balance are similar to that of the Line of Credit which bears interest at adjustable rates, 1 month Libor plus 2%, 4.34% as of December 31, 2018, and is secured by assets of the Company, is due August 31, 2019, as amended, and included 8,000 stock options as part of the terms (see Note 7). $500,500 is a line of credit that Blue Collar has with a bank, bears interest at Prime plus 1.125%, 6.38% as of December 31, 2018, and is due March 25, 2021. $10,000 is an amount the bears interest at 6%, subsequently increased to 11%, as it was due and not repaid on October 10, 2018. The remaining balances generally bear interest at approximately 10%, have maturity dates that are due on demand or are past due, are unsecured and are classified as current in the balance sheets.

(2)	During 2017, the Company issued convertible promissory notes in the amount of $67,000 (comprised of $62,000 from two related parties and $5,000 from a former officer of CDH), all which are due May 1, 2020 and bear 6% annual interest (12% default interest rate). The convertible promissory notes are convertible, as amended, at $0.25 per share. During 2016, the Company acquired SDM which consideration included a convertible promissory note for $250,000 due August 31, 2018, as amended, does not bear interest, unless delinquent in which the interest is 12% per annum, and is convertible into common stock at $1.00 per share. The SDM balance is $202,688 as of December 31, 2018. During 2018, the Company issued convertible promissory notes in the amount of $537,200 to related parties and $10,000 to a non-related party which bear interest at 6% (11% default interest rate), are due 30 months from issuance and are convertible into Series C Preferred Stock at $1.00 per share. Because the Series C Preferred Stock has a conversion price of $0.15 per share, the issuance of Series C Preferred Stock promissory notes will cause a beneficial conversion feature of approximately $38,479 upon exercise of the convertible promissory notes.

(3)	The Factoring Agreement with full recourse, due August 31, 2019, as amended, was established in June 2016 with a company that is controlled by a shareholder and is personally guaranteed by an officer of the Company. The Factoring Agreement is such that the Company pays a discount of 2% per each 30-day period for each advance received against accounts receivable or future billings. The Company was advanced funds from the Factoring Agreement for which $101,244 and $78,909 in principal remained unpaid as of December 31, 2018 and 2017, respectively.

(4)	The Line of Credit originated with a bank and was secured by the personal assets of certain shareholders of Copperhead Digital. During 2016, the Line of Credit was assigned to the Copperhead Digital shareholders, who subsequent to the Copperhead Digital acquisition by TPTG became shareholders of TPTG, and the secured personal assets were used to pay off the bank. The Line of Credit bears a variable interest rate based on the 1 Month LIBOR plus 2.0%, 3.91% as of December 31, 2018, is payable monthly, and is secured by the assets of the Company. 1,000,000 shares of Common Stock of the Company have been reserved to accomplish raising the funds to pay off the Line of Credit. Since assignment of the Line of Credit to certain shareholders, which balance on the date of assignment was $2,597,790, those shareholders have loaned the Company $445,600 under the similar terms and conditions as the line of credit but most of which were also given stock options totaling 85,120 (see Note 7) and is due, as amended, August 31, 2019. During the year ended December 31, 2018, those same shareholders and one other have loaned the Company money in the form of convertible loans of $537,200 described in (2) above.

(5)	$350,000 represents cash due to the prior owners of the technology acquired in December 2016 from the owner of the Lion Phone which is due to be paid as agreed by TPTG and the former owners of the Lion Phone technology and has not been determined. $4,000,000 represents a promissory note included as part of the consideration of ViewMe Live technology acquired in 2017, later agreed to as being due and payable in full, with no interest with $2,000,000 from debt proceeds intended to be obtained in 2018 and the remainder from proceeds from the second Company public offering intended to be in 2019. On September 1, 2018, the Company closed on its acquisition of Blue Collar. Part of the acquisition included a promissory note of $1,600,000 (fair value of $1,533,217, net of a discount to fair value of $66,783 which is being amortized through expense through the due date of May 1, 2019) and interest at 3% from the date of closure. $29,681 was amortized as interest expense in the year ended December 31, 2018. The promissory note is secured by the assets of Blue Collar.

(6)	The shareholder debt represents funds given to TPTG or subsidiaries by officers and managers of the Company as working capital. There are no written terms of repayment or interest that is being accrued to these amounts and they will only be paid back, according to management, if cash flows support it. They are classified as current in the balance sheets.